Description of Business (Details)	Dec. 31, 2019 terminal location	Dec. 31, 2018 terminal location
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of video gaming terminals | terminal	10,499	7,649
Number of video gaming locations | location	2,312	1,686